Commitments and contingencies - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	$ 571,251
Impact of discount	(282,332)
Lease liability at December 31, 2020	288,919
Current portion of lease liability	(15,710)	$ (11,835)
Less long-term lease liabilities transferred to liabilities associated with assets held for sale	(2,714)
Long-term portion of lease liability	270,495	$ 81,319
2021
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	48,669
2022
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	48,755
2023
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	46,855
2024 and thereafter
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	$ 426,972